Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2019

SRQ-QTLY-0120
1.912885.109

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 23.1%
	Principal Amount	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24	$1,500,000	$1,354,222
3.375% 8/15/26	1,350,000	1,273,219
		2,627,441
Nonconvertible Bonds - 23.0%
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.4%
Altice Finco SA 7.625% 2/15/25 (a)	1,595,000	1,636,869
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	4,535,000	4,787,259
7.5% 10/15/26 (a)	2,835,000	3,044,081
Level 3 Communications, Inc. 5.75% 12/1/22	1,250,000	1,250,000
Level 3 Financing, Inc.:
5.125% 5/1/23	1,600,000	1,612,000
5.25% 3/15/26	590,000	614,338
5.375% 1/15/24	675,000	685,969
5.375% 5/1/25	715,000	740,025
Qwest Corp. 6.75% 12/1/21	670,000	718,448
SFR Group SA:
7.375% 5/1/26 (a)	1,865,000	1,990,888
8.125% 2/1/27 (a)	2,740,000	3,034,550
Telecom Italia Capital SA:
6% 9/30/34	560,000	599,119
6.375% 11/15/33	315,000	348,863
Telecom Italia SpA 5.303% 5/30/24 (a)	2,895,000	3,112,907
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,600,000	2,756,000
U.S. West Communications 7.25% 9/15/25	735,000	841,466
		27,772,782
Media - 2.8%
Altice Financing SA 7.5% 5/15/26 (a)	5,535,000	5,887,580
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,215,000	3,275,281
5% 2/1/28 (a)	1,325,000	1,394,563
5.125% 5/1/23 (a)	2,195,000	2,247,131
5.125% 5/1/27 (a)	2,805,000	2,973,300
5.5% 5/1/26 (a)	5,360,000	5,654,800
CSC Holdings LLC:
5.375% 7/15/23 (a)	3,000,000	3,078,750
5.5% 5/15/26 (a)	1,380,000	1,457,846
5.5% 4/15/27 (a)	2,650,000	2,818,938
7.5% 4/1/28 (a)	1,235,000	1,390,919
7.75% 7/15/25 (a)	1,555,000	1,667,753
DISH DBS Corp.:
5.875% 11/15/24	2,840,000	2,836,450
7.75% 7/1/26	1,060,000	1,097,723
MDC Partners, Inc. 6.5% 5/1/24 (a)	1,605,000	1,460,550
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	2,580,000	2,589,675
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,135,000	2,148,344
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	750,000	785,625
5% 8/1/27 (a)	1,060,000	1,115,650
5.375% 4/15/25 (a)	2,165,000	2,240,775
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,970,000	3,122,153
Ziggo B.V. 5.5% 1/15/27 (a)	2,905,000	3,075,814
Ziggo Bond Co. BV 6% 1/15/27 (a)	2,000,000	2,098,010
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	2,425,000	2,497,750
		56,915,380
Wireless Telecommunication Services - 0.9%
Citizens Utilities Co. 7.05% 10/1/46	2,508,000	1,103,520
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	1,860,000	1,529,850
Millicom International Cellular SA:
6% 3/15/25 (a)	205,000	212,111
6.625% 10/15/26 (a)	2,740,000	2,984,888
Neptune Finco Corp. 6.625% 10/15/25 (a)	750,000	797,925
Sprint Communications, Inc. 6% 11/15/22	4,800,000	5,052,000
Sprint Corp. 7.875% 9/15/23	3,795,000	4,172,128
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,060,000	1,087,825
5.125% 4/15/25	995,000	1,028,581
6.375% 3/1/25	700,000	726,250
		18,695,078
TOTAL COMMUNICATION SERVICES		103,383,240
CONSUMER DISCRETIONARY - 2.5%
Diversified Consumer Services - 0.3%
Frontdoor, Inc. 6.75% 8/15/26 (a)	860,000	939,464
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	2,145,000	2,252,920
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,265,000	2,446,200
Service Corp. International 5.125% 6/1/29	735,000	784,613
		6,423,197
Hotels, Restaurants & Leisure - 1.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	780,000	797,550
5% 10/15/25 (a)	1,410,000	1,462,212
Aramark Services, Inc. 4.75% 6/1/26	2,480,000	2,566,800
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	3,200,000	3,307,072
Eldorado Resorts, Inc.:
6% 4/1/25	765,000	805,163
6% 9/15/26	250,000	275,200
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,325,000	1,454,227
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	2,610,000	2,760,075
Golden Nugget, Inc. 6.75% 10/15/24 (a)	2,695,000	2,782,588
Hilton Escrow Issuer LLC 4.25% 9/1/24	670,000	681,725
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	655,000	673,013
4.875% 4/1/27	390,000	413,400
MCE Finance Ltd. 4.875% 6/6/25 (a)	215,000	219,476
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	3,050,000	3,210,125
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	1,300,000	1,348,750
Scientific Games Corp. 5% 10/15/25 (a)	1,220,000	1,274,327
Stars Group Holdings BV 7% 7/15/26 (a)	3,335,000	3,601,800
Station Casinos LLC 5% 10/1/25 (a)	1,145,000	1,162,175
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	1,105,000	1,138,150
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,340,000	1,413,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,260,000	1,313,550
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,950,000	1,979,250
5.5% 10/1/27 (a)	2,305,000	2,366,227
		37,006,555
Household Durables - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	1,000,000	1,022,500
7% 7/15/24 (a)	1,070,000	1,107,450
		2,129,950
Internet & Direct Marketing Retail - 0.1%
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	1,565,000	1,596,300
6.375% 5/15/25	1,000,000	1,028,750
		2,625,050
Leisure Products - 0.1%
Mattel, Inc. 6.75% 12/31/25 (a)	1,520,000	1,592,200
Textiles, Apparel & Luxury Goods - 0.1%
The William Carter Co. 5.625% 3/15/27 (a)	880,000	948,200
TOTAL CONSUMER DISCRETIONARY		50,725,152
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,950,000	1,969,500
Food Products - 0.9%
CF Industries Holdings, Inc. 5.15% 3/15/34	75,000	81,750
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	4,505,000	4,673,938
5.875% 7/15/24 (a)	5,915,000	6,098,365
6.75% 2/15/28 (a)	525,000	579,416
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	1,410,000	1,503,413
6.5% 4/15/29 (a)	1,390,000	1,539,425
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	330,000	348,563
4.875% 11/1/26 (a)	2,000,000	2,115,000
Post Holdings, Inc.:
5% 8/15/26 (a)	865,000	908,233
5.75% 3/1/27 (a)	720,000	771,314
		18,619,417
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	500,000	520,625
Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (a)	2,055,000	1,965,094
TOTAL CONSUMER STAPLES		23,074,636
ENERGY - 3.5%
Energy Equipment & Services - 0.4%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	775,000	797,944
Jonah Energy LLC 7.25% 10/15/25 (a)	1,840,000	533,600
Nabors Industries, Inc. 5.5% 1/15/23	355,000	312,400
Noble Holding International Ltd.:
6.2% 8/1/40	1,000,000	335,000
7.875% 2/1/26 (a)	515,000	323,163
Summit Midstream Holdings LLC 5.75% 4/15/25	1,650,000	1,245,750
U.S.A. Compression Partners LP:
6.875% 4/1/26	1,500,000	1,541,250
6.875% 9/1/27 (a)	435,000	444,918
Valaris PLC 5.2% 3/15/25	2,500,000	1,125,000
Weatherford International Ltd.:
5.95% 4/15/42 (b)	150,000	38,625
6.5% 8/1/36 (b)	440,000	113,300
9.875% 2/15/24 (b)	360,000	93,600
Weatherford International, Inc. 9.875% 3/1/25 (b)	3,790,000	985,400
		7,889,950
Oil, Gas & Consumable Fuels - 3.1%
California Resources Corp. 8% 12/15/22 (a)	4,710,000	1,318,800
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	2,230,000	2,492,471
7% 6/30/24	1,345,000	1,543,172
Cheniere Energy Partners LP:
5.25% 10/1/25	4,235,000	4,362,050
5.625% 10/1/26	615,000	647,275
Chesapeake Energy Corp.:
8% 1/15/25	2,760,000	1,417,950
8% 6/15/27	3,095,000	1,477,863
Citgo Holding, Inc. 9.25% 8/1/24 (a)	545,000	571,569
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,797,000	1,817,216
Comstock Escrow Corp. 9.75% 8/15/26	2,215,000	1,827,375
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (a)(c)(d)	1,640,000	1,623,685
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	900,000	904,770
6.25% 4/1/23	1,580,000	1,583,950
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,605,000	2,637,563
DCP Midstream Operating LP:
5.125% 5/15/29	1,700,000	1,725,500
5.375% 7/15/25	1,785,000	1,900,989
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	1,690,000	1,256,938
9.25% 3/31/22 (a)	4,230,000	3,500,325
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(b)	935,000	626,450
EQT Corp. 3.9% 10/1/27	2,400,000	2,091,456
Global Partners LP/GLP Finance Corp. 7% 8/1/27 (a)	1,200,000	1,254,282
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,655,000	2,761,200
Hess Midstream Partners LP 5.125% 6/15/28 (a)(e)	575,000	581,613
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	265,000	235,953
5.75% 10/1/25 (a)	650,000	564,636
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,250,000	1,134,375
MEG Energy Corp. 7% 3/31/24 (a)	1,040,000	1,019,850
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	170,000	172,604
5.375% 1/15/25 (a)	1,760,000	1,799,565
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	1,945,000	2,004,031
Range Resources Corp.:
4.875% 5/15/25	1,125,000	916,875
5% 3/15/23	505,000	438,719
Sanchez Energy Corp. 7.25% 2/15/23 (a)(b)	3,615,000	2,349,750
SemGroup Corp. 6.375% 3/15/25	1,750,000	1,824,375
Semgroup Corp. / Rose Rock Finance 5.625% 11/15/23	2,025,000	2,075,625
Southwestern Energy Co. 7.75% 10/1/27	980,000	851,375
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	815,000	833,338
5.5% 2/15/26	585,000	604,744
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	1,825,000	1,840,969
5.375% 2/1/27	3,000,000	3,052,500
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,300,000	1,351,948
		62,995,694
TOTAL ENERGY		70,885,644
FINANCIALS - 2.6%
Capital Markets - 0.1%
MSCI, Inc. 4.75% 8/1/26 (a)	1,775,000	1,863,750
Consumer Finance - 0.9%
Ally Financial, Inc.:
3.875% 5/21/24	840,000	872,903
5.75% 11/20/25	4,685,000	5,159,356
8% 11/1/31	770,000	1,061,638
Navient Corp.:
5.5% 1/25/23	1,620,000	1,707,075
5.875% 10/25/24	195,000	207,675
6.125% 3/25/24	505,000	539,088
6.5% 6/15/22	2,610,000	2,830,597
6.75% 6/15/26	1,190,000	1,273,395
7.25% 1/25/22	1,015,000	1,101,275
7.25% 9/25/23	1,825,000	2,025,750
Springleaf Finance Corp.:
6.875% 3/15/25	1,235,000	1,410,407
7.125% 3/15/26	870,000	1,002,675
		19,191,834
Diversified Financial Services - 1.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	745,000	800,801
5.5% 1/15/23 (a)	1,400,000	1,505,140
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	230,000	217,925
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	980,000	1,027,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 2/1/22	3,690,000	3,763,800
6.25% 5/15/26	1,210,000	1,287,138
6.375% 12/15/25	1,080,000	1,142,100
6.75% 2/1/24	1,975,000	2,054,000
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	455,000	476,476
5.25% 8/15/22 (a)	1,285,000	1,364,799
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	2,440,000	2,464,400
6.875% 2/15/23 (a)	565,000	576,300
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	4,910,000	5,112,538
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,675,000	1,725,250
		23,518,442
Insurance - 0.3%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	1,875,000	1,982,813
AmWINS Group, Inc. 7.75% 7/1/26 (a)	1,670,000	1,805,688
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	1,420,000	1,427,100
		5,215,601
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	515,000	535,600
Thrifts & Mortgage Finance - 0.1%
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,965,000	2,050,389
TOTAL FINANCIALS		52,375,616
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.1%
Hologic, Inc.:
4.375% 10/15/25 (a)	980,000	1,009,400
4.625% 2/1/28 (a)	185,000	195,175
Teleflex, Inc. 4.875% 6/1/26	1,750,000	1,828,750
		3,033,325
Health Care Providers & Services - 1.4%
Centene Corp. 4.25% 12/15/27 (a)(e)	485,000	498,944
Community Health Systems, Inc.:
6.25% 3/31/23	6,515,000	6,433,563
8% 3/15/26 (a)	2,080,000	2,077,400
8.625% 1/15/24 (a)	1,445,000	1,488,350
HCA Holdings, Inc. 5% 3/15/24	3,000,000	3,257,315
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	1,915,000	1,737,863
Tenet Healthcare Corp.:
5.125% 5/1/25	915,000	940,163
6.25% 2/1/27 (a)	885,000	946,950
6.75% 6/15/23	2,620,000	2,829,600
7% 8/1/25	1,815,000	1,908,019
8.125% 4/1/22	4,645,000	5,074,663
Vizient, Inc. 6.25% 5/15/27 (a)	125,000	135,313
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,095,000	1,145,644
		28,473,787
Health Care Technology - 0.1%
IMS Health, Inc. 5% 5/15/27 (a)	1,425,000	1,496,250
Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6% 10/1/24 (a)	780,000	835,575
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	145,000	146,088
5.5% 4/1/26 (a)	735,000	782,775
		1,764,438
Pharmaceuticals - 0.3%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,355,000	1,397,344
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	780,000	815,100
5.875% 5/15/23 (a)	145,000	146,813
6.125% 4/15/25 (a)	785,000	816,376
7% 3/15/24 (a)	2,500,000	2,615,625
		5,791,258
TOTAL HEALTH CARE		40,559,058
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.7%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	2,530,000	2,660,244
Bombardier, Inc.:
7.5% 12/1/24 (a)	2,040,000	2,096,100
7.5% 3/15/25 (a)	780,000	789,750
7.875% 4/15/27 (a)	1,630,000	1,639,715
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,925,000	2,030,875
TransDigm, Inc.:
6.25% 3/15/26 (a)	2,455,000	2,636,056
6.5% 7/15/24	780,000	804,375
6.5% 5/15/25	1,805,000	1,874,944
		14,532,059
Air Freight & Logistics - 0.2%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(c)	2,950,000	3,237,625
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,950,000	1,998,750
Commercial Services & Supplies - 0.3%
ADT Corp. 4.875% 7/15/32 (a)	1,105,000	961,350
APX Group, Inc.:
7.625% 9/1/23	1,400,000	1,221,500
7.875% 12/1/22	1,150,000	1,142,813
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,030,000	1,004,250
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,814,256
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	675,000	709,594
		6,853,763
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27	1,520,000	1,618,800
5.875% 10/15/24	905,000	988,713
		2,607,513
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (a)	715,000	773,988
Trading Companies & Distributors - 0.2%
FLY Leasing Ltd.:
5.25% 10/15/24	2,075,000	2,139,844
6.375% 10/15/21	1,500,000	1,526,250
		3,666,094
TOTAL INDUSTRIALS		33,669,792
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	2,835,000	2,891,700
IT Services - 0.3%
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	2,020,000	1,893,245
Camelot Finance SA 4.5% 11/1/26 (a)	1,250,000	1,273,690
Gartner, Inc. 5.125% 4/1/25 (a)	350,000	366,958
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	2,040,000	1,973,700
		5,507,593
Semiconductors & Semiconductor Equipment - 0.2%
Qorvo, Inc. 5.5% 7/15/26	1,795,000	1,909,431
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,000,000	1,074,370
		2,983,801
Software - 0.9%
Ascend Learning LLC:
6.875% 8/1/25 (a)	185,000	194,713
6.875% 8/1/25 (a)	1,355,000	1,422,750
CDK Global, Inc.:
4.875% 6/1/27	485,000	508,091
5.25% 5/15/29 (a)	240,000	254,436
5.875% 6/15/26	985,000	1,052,719
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	2,258,000	2,320,095
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,365,000	2,577,850
Nortonlifelock, Inc. 5% 4/15/25 (a)	3,260,000	3,291,878
Nuance Communications, Inc. 5.625% 12/15/26	1,085,000	1,152,813
Open Text Corp. 5.875% 6/1/26 (a)	3,330,000	3,544,885
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	1,850,000	1,979,408
		18,299,638
TOTAL INFORMATION TECHNOLOGY		29,682,732
MATERIALS - 1.5%
Chemicals - 0.6%
Element Solutions, Inc. 5.875% 12/1/25 (a)	1,915,000	1,991,600
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,795,000	1,759,100
OCI NV 6.625% 4/15/23 (a)	1,620,000	1,688,850
Olin Corp. 5.125% 9/15/27	1,495,000	1,551,063
The Chemours Co. LLC:
5.375% 5/15/27	1,380,000	1,159,200
7% 5/15/25	815,000	753,875
TPC Group, Inc. 10.5% 8/1/24 (a)	330,000	331,650
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,240,000	1,241,587
Valvoline, Inc. 4.375% 8/15/25	1,025,000	1,048,063
		11,524,988
Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	2,260,000	2,373,000
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,120,000	2,194,200
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	1,985,000	1,890,713
7.875% 7/15/26 (a)	895,000	854,725
OI European Group BV 4% 3/15/23 (a)	1,445,000	1,441,388
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,000,000	2,025,000
Silgan Holdings, Inc. 4.75% 3/15/25	695,000	710,638
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	1,785,000	1,874,277
8.5% 8/15/27 (a)	315,000	342,563
		13,706,504
Metals & Mining - 0.2%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	565,000	569,938
7.25% 4/1/23 (a)	2,395,000	2,408,173
Freeport-McMoRan, Inc.:
3.55% 3/1/22	475,000	477,375
3.875% 3/15/23	1,645,000	1,678,558
		5,134,044
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	1,105,000	1,156,106
TOTAL MATERIALS		31,521,642
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Corrections Corp. of America:
4.125% 4/1/20	530,000	530,265
4.625% 5/1/23	275,000	268,469
5% 10/15/22	802,000	800,998
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,170,000	1,216,800
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,035,000	1,099,905
5.5% 5/1/24	1,500,000	1,541,250
The GEO Group, Inc.:
5.875% 10/15/24	265,000	221,938
6% 4/15/26	360,000	285,300
VICI Properties, Inc. 4.25% 12/1/26 (a)	905,000	923,100
		6,888,025
Real Estate Management & Development - 0.1%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,345,000	2,460,327
TOTAL REAL ESTATE		9,348,352
UTILITIES - 1.1%
Electric Utilities - 0.6%
Clearway Energy Operating LLC 5.75% 10/15/25	900,000	945,000
InterGen NV 7% 6/30/23 (a)	3,045,000	2,953,650
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,365,000	1,402,538
4.5% 9/15/27 (a)	250,000	255,000
NRG Yield Operating LLC 5% 9/15/26	885,000	915,975
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,611,557	1,748,540
Vistra Operations Co. LLC:
5% 7/31/27 (a)	1,025,000	1,064,719
5.5% 9/1/26 (a)	3,566,000	3,753,215
		13,038,637
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.:
5.25% 6/15/29 (a)	1,095,000	1,173,621
6.625% 1/15/27	1,910,000	2,067,575
Talen Energy Supply LLC 10.5% 1/15/26 (a)	2,235,000	1,896,040
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	500,000	508,543
5% 1/31/28 (a)	560,000	582,053
The AES Corp.:
4.5% 3/15/23	755,000	773,875
6% 5/15/26	2,000,000	2,134,960
		9,136,667
TOTAL UTILITIES		22,175,304

TOTAL NONCONVERTIBLE BONDS		467,401,168

TOTAL CORPORATE BONDS
(Cost $467,374,822)		470,028,609
	Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp. rights 12/9/19 (f)
(Cost $0)	2,108	1,433
	Principal Amount	Value

Bank Loan Obligations - 0.4%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9528% 8/19/23 (c)(d)	1,460,200	1,416,394
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7% 10/20/24 (c)(d)	1,312,400	1,314,867
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4516% 12/31/22 (c)(d)	475,000	398,492
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.7859% 3/1/24 (c)(d)	2,475,000	866,250
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 10% 5/11/20 (c)(d)(g)(h)	1,590,296	1,590,296
		2,855,038
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2356% 6/21/24 (c)(d)	1,456,475	1,424,156
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 2/1/24 (c)(d)	404,625	401,663
Software - 0.0%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (c)(d)	55,000	53,075
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (c)(d)	241,422	235,840
		288,915

TOTAL INFORMATION TECHNOLOGY		690,578

TOTAL BANK LOAN OBLIGATIONS
(Cost $8,026,576)		7,701,033
	Shares	Value

Fixed-Income Funds - 75.0%
High Yield Fixed-Income Funds - 75.0%
Artisan High Income Fund Investor Shares	25,411,899	244,462,469
BlackRock High Yield Bond Portfolio Institutional Class	10,574,874	81,109,286
Eaton Vance Income Fund of Boston Class A	17,883,264	99,788,613
Fidelity Advisor High Income Advantage Fund Class I (i)	162,937	1,714,098
Fidelity Capital & Income Fund (i)	14,783,850	149,464,725
Hotchkis & Wiley High Yield Fund Class A	12,931,622	145,998,015
MainStay High Yield Corporate Bond Fund Class A	37,643,377	211,555,780
Prudential High Yield Fund	47,374,943	259,614,659
T. Rowe Price High Yield Fund Advisor Class	26,950,242	177,602,094
Vanguard High-Yield Corporate Fund Admiral Shares	25,807,322	152,521,274
TOTAL FIXED-INCOME FUNDS
(Cost $1,464,637,752)		1,523,831,013
	Principal Amount	Value

Preferred Securities - 0.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
MPLX LP 6.875% (c)(j)	2,055,000	2,060,138
FINANCIALS - 0.6%
Banks - 0.6%
Bank of America Corp.:
5.2% (c)(j)	1,200,000	1,251,000
6.25% (c)(j)	4,000,000	4,459,280
Barclays PLC 7.875% (Reg. S) (c)(j)	1,535,000	1,644,369
Royal Bank of Scotland Group PLC 7.5% (c)(j)	1,060,000	1,086,500
Wells Fargo & Co. 5.9% (c)(j)	2,250,000	2,430,000
		10,871,149
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)	2,530,000	2,688,024
TOTAL PREFERRED SECURITIES
(Cost $14,708,884)		15,619,311
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 1.61% (k)	8,022,296	8,023,901
State Street Institutional U.S. Government Money Market Fund Premier Class 1.59% (l)	2,083	2,083
TOTAL MONEY MARKET FUNDS
(Cost $8,025,840)		8,025,984
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,962,773,874)		2,025,207,383
NET OTHER ASSETS (LIABILITIES) - 0.3%		5,568,035
NET ASSETS - 100%		$2,030,775,418

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $295,330,898 or 14.5% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,135,926 and $1,135,926, respectively.

 (h) Level 3 security

 (i) Affiliated Fund

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$218,825
Total	$218,825

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$160,296,900	$3,864,008	$163,461,386	$3,862,788	$16,464,311	$(15,449,735)	$1,714,098
Fidelity Capital & Income Fund	360,272,960	6,456,209	222,034,748	5,807,261	24,056,694	(19,286,390)	149,464,725
Total	$520,569,860	$10,320,217	$385,496,134	$9,670,049	$40,521,005	$(34,736,125)	$151,178,823

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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